FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Disclosure of financial risk management [text block] [Abstract]
Disclosure of financial risk management [text block]

47    Financial risk management

Financial instruments are fundamental to the Group’s activities and, as a consequence, the risks associated with financial instruments represent a significant component of the risks faced by the Group.

Disclosures in this note exclude the Group’s discontinued operations.

The primary risks affecting the Group through its use of financial instruments are: credit risk; market risk, which includes interest rate risk and currency risk; and liquidity risk. Information about the Group’s management of these risks is given below.

(1) Credit risk

The Group’s credit risk exposure arises in respect of the instruments below and predominantly in the United Kingdom. Credit risk appetite is set at Board level and is described and reported through a suite of metrics devised from a combination of accounting and credit portfolio performance measures, which include the use of various credit risk rating systems as inputs and measure the credit risk of loans and advances to customers and banks at a counterparty level using three components: (i) the probability of default by the counterparty on its contractual obligations; (ii) the current exposures to the counterparty and their likely future development, from which the Group derives the exposure at default; and (iii) the likely loss ratio on the defaulted obligations, the loss given default. The Group uses a range of approaches to mitigate credit risk, including internal control policies, obtaining collateral, using master netting agreements and other credit risk transfers, such as asset sales and credit derivative based transactions.

A. Maximum credit exposure

The maximum credit risk exposure of the Group and the Bank in the event of other parties failing to perform their obligations is detailed below. No account is taken of any collateral held and the maximum exposure to loss, which includes amounts held to cover unit-linked and With-Profit funds liabilities, is considered to be the balance sheet carrying amount or, for non-derivative off-balance sheet transactions and financial guarantees, their contractual nominal amounts.

	At 31 December 2018			At 31 December 2017
The Group	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	3,692	–	3,692	4,274	–	4,274
Loans and advances to customers, net[1]	464,043	(3,241)	460,802	465,555	(7,012)	458,543
Debt securities, net[1]	5,095	–	5,095	3,637	–	3,637
Financial assets as amortised cost	472,830	(3,241)	469,589	473,466	(7,012)	466,454
Financial assets at fair value through other comprehensive income/available-for-sale financial assets[3]	24,368	–	24,368	40,901	–	40,901
Financial assets at fair value through profit or loss[3]:
Loans and advances	20,247	–	20,247	32,182	–	32,182
Debt securities, treasury and other bills	2,853	–	2,853	13,376	–	13,376
	23,100	–	23,100	45,558	–	45,558
Derivative assets	11,293	(4,524)	6,769	24,152	(11,184)	12,968

Off-balance sheet items:
Acceptances and endorsements	32	–	32	71	–	71
Other items serving as direct credit substitutes	485	–	485	740	–	740
Performance bonds and other transaction-related contingencies	2,270	–	2,270	2,300	–	2,300
Irrevocable commitments and guarantees	48,455	–	48,455	65,946	–	65,946
	51,242	–	51,242	69,057	–	69,057
	582,833	(7,765)	575,068	653,134	(18,196)	634,938

	At 31 December 2018			At 31 December 2017
The Bank	Maximum exposure £m	Offset[2] £m	Net exposure £m	Maximum exposure £m	Offset[2] £m	Net exposure £m
Loans and advances to banks, net[1]	3,153	–	3,153	3,611	–	3,611
Loans and advances to customers, net[1]	172,315	(2,399)	169,916	170,804	(2,528)	168,276
Debt securities, net[1]	4,960	–	4,960	3,182	–	3,182
Financial assets at amortised cost	180,428	(2,399)	178,029	177,597	(2,528)	175,069
Financial assets at fair value through other comprehensive income/available-for-sale financial assets[3]	23,208	–	23,208	41,803	–	41,803
Financial assets at fair value through profit or loss[3]
Loans and advances	18,026	–	18,026	32,182	–	32,182
Debt securities, treasury and other bills	2,811	–	2,811	11,795	–	11,795
	20,837	–	20,837	43,977	–	43,977

Derivative assets	15,431	(3,406)	12,025	26,764	(9,476)	17,288
Off-balance sheet items:
Acceptances and endorsements	31	–	31	70	–	70
Other items serving as direct credit substitutes	449	–	449	722	–	722
Performance bonds and other transaction-related contingencies	2,012	–	2,012	2,167	–	2,167
Irrevocable commitments and guarantees	30,420	–	30,420	47,590	–	47,590
	32,912	–	32,912	50,549	–	50,549
	272,816	(5,805)	267,011	340,690	(12,004)	328,686

1	Amounts shown net of related impairment allowances.

2	Offset items comprise deposit amounts available for offset, and amounts available for offset under master netting arrangements, that do not meet the criteria under IAS 32 to enable loans and advances and derivative assets respectively to be presented net of these balances in the financial statements.

3	Excluding equity shares.

B. Concentrations of exposure

The Group’s management of concentration risk includes single name, industry sector and country limits as well as controls over the Group’s overall exposure to certain products.

At 31 December 2018 the most significant concentrations of exposure were in mortgages (comprising 64 per cent of total loans and advances to customers) and to financial, business and other services (comprising 13 per cent of the total).

Loans and advances to customers

	The Group		The Bank
	2018	2017	2018	2017
	£m	£m	£m	£m
Agriculture, forestry and fishing	7,308	7,074	3,020	2,996
Energy and water supply	1,356	1,609	1,243	1,383
Manufacturing	6,696	7,886	5,725	7,389
Construction	4,468	4,428	3,108	3,068
Transport, distribution and hotels	13,932	14,074	9,943	10,484
Postal and telecommunications	2,395	2,148	1,646	1,677
Property companies	27,207	27,606	23,087	22,273
Financial, business and other services	61,256	54,003	55,407	45,550
Personal:
Mortgages	296,790	304,480	55,022	57,889
Other	28,617	28,757	9,680	9,908
Lease financing	1,686	2,094	194	404
Hire purchase	15,353	13,591	5,774	8,894
Total loans and advances to customers before allowance for impairment losses	467,064	467,750	173,849	171,915
Allowance for impairment losses (note 18)	(3,020)	(2,195)	(1,534)	(1,111)
Total loans and advances to customers	464,044	465,555	172,315	170,804

Following the continuing reduction in the Group’s non-UK activities, an analysis of credit risk exposures by geographical region has not been provided.

C. Credit quality of assets

Loans and advances

The analysis of lending has been prepared based on the division in which the asset is held; with the business segment in which the exposure is recorded reflected in the ratings system applied. The internal credit ratings systems used by the Group differ between Retail and Commercial, reflecting the characteristics of these exposures and the way that they are managed internally; these credit ratings are set out below. All probabilities of default (PDs) include forward-looking information and are based on 12 month values, with the exception of credit impaired.

	Retail		Corporate
	Grade	IFRS 9 PD%	Grade	IFRS 9 PD%
Good quality	1–6	0.00–4.50	1–10	0.00–0.50
Satisfactory quality	7–9	4.51–14.00	11–14	0.51–3.00
Lower quality	10	14.01–20.00	15–18	3.01–20.00
Below standard	11–13	20.01–99.99	19	20.01–99.99
Credit impaired	14	100.00	20–23	100.00

	Loans and advances to banks £m	Loans and advances to customers
The Group Gross carrying amount		Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	3,586	257,740	44,314	50,143	39,618	391,815
Satisfactory quality	105	57	2,562	24,760	–	27,379
Lower quality	–	–	72	1,287	–	1,359
Below standard, but not credit-impaired	–	–	415	–	–	415
	3,691	257,797	47,363	76,190	39,618	420,968
Stage 2
Good quality	2	10,784	2,737	100	6	13,627
Satisfactory quality	–	1,709	1,158	3,442	3	6,312
Lower quality	–	262	285	2,962	–	3,509
Below standard, but not credit-impaired	–	899	907	54	–	1,860
	2	13,654	5,087	6,558	9	25,308
Stage 3
Credit-impaired	–	1,393	997	2,958	49	5,397
Purchased or originated credit-impaired
Credit-impaired	–	15,391	–	–	–	15,391
Total	3,693	288,235	53,447	85,706	39,676	467,064

The Group Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	12,024	60,379	35,610	246	108,259
Satisfactory quality	2	532	6,196	–	6,730
Lower quality	–	10	70	–	80
Below standard, but not credit-impaired	–	363	31	–	394
	12,026	61,284	41,907	246	115,463
Stage 2
Good quality	19	1,858	–	–	1,877
Satisfactory quality	1	156	526	–	683
Lower quality	–	27	269	–	296
Below standard, but not credit-impaired	–	50	11	–	61
	20	2,091	806	–	2,917
Stage 3
Credit-impaired	5	39	–	–	44
Purchased or originated credit-impaired
Credit-impaired	90	–	–	–	90
Total	12,141	63,414	42,713	246	118,514

Stage 3 assets include balances of approximately £250 million (with outstanding amounts due of approximately £2,200 million) which have been subject to a partial write-off and where the Group continues to enforce recovery action.

Stage 2 and Stage 3 assets with a carrying amount of approximately £1,000 million were modified during the year. No material gain or loss was recognised by the Group.

	Loans and advances to banks £m	Loans and advances to customers
The Bank Gross carrying amount		Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	3,049	49,298	12,768	41,279	38,883	142,228
Satisfactory quality	105	1	631	16,563	–	17,195
Lower quality	–	–	14	936	–	950
Below standard, but not credit-impaired	–	–	6	–	–	6
	3,154	49,299	13,419	58,778	38,883	160,379
Stage 2
Good quality	–	3,159	1,099	23	2	4,283
Satisfactory quality	–	490	414	2,259	–	3,163
Lower quality	–	74	113	2,711	–	2,898
Below standard, but not credit-impaired	–	325	307	30	–	662
	–	4,048	1,933	5,023	2	11,006
Stage 3
Credit-impaired	–	644	461	1,356	3	2,464
Total	3,154	53,991	15,813	65,157	38,888	173,849

The Bank Loan commitments and financial guarantees	Retail – mortgages £m	Retail – other £m	Commercial £m	Other £m	Total £m
At 31 December 2018
Stage 1
Good quality	753	20,362	31,474	50	52,639
Satisfactory quality	–	106	3,858	–	3,964
Lower quality	–	1	53	–	54
Below standard, but not credit-impaired	–	–	31	–	31
	753	20,469	35,416	50	56,688
Stage 2
Good quality	–	488	–	–	488
Satisfactory quality	–	70	383	–	453
Lower quality	–	12	213	–	225
Below standard, but not credit-impaired	–	22	3	–	25
	–	592	599	–	1,191
Stage 3
Credit-impaired	–	18	–	–	18
Total	753	21,079	36,015	50	57,897

Loans and advances carried at fair value through profit or loss comprise £17,127 million for the Group and £17,136 million for the Bank of trading assets of which £17,078 million for the Group and £17,087 million for the Bank have a good quality rating and £49 million for the Group and the Bank have a satisfactory rating; and £3,120 million for the Group and £890 million for the Bank of other assets mandatorily held at fair value through profit or loss, all of which is viewed by the business as investment grade.

Debt securities held at amortised cost

An analysis by credit rating of debt securities held at amortised cost is provided below:

	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Asset-backed securities:
Mortgage-backed securities	3,262	9	3,271	2,366	–	2,366
Other asset-backed securities	631	17	648	1,164	96	1,260
	3,893	26	3,919	3,530	96	3,626
Corporate and other debt securities	1,176	2	1,178	–	14	14
Gross exposure	5,069	28	5,097	3,530	110	3,640
Allowance for impairment losses			(2)			(3)
Total debt securities held at amortised cost			5,095			3,637

The Bank
Asset-backed securities:
Mortgage-backed securities	3,263	–	3,263	2,263	–	2,263
Other asset-backed securities	521	–	521	919	–	919
	3,784	–	3,784	3,182	–	3,182
Corporate and other debt securities	1,176	–	1,176	–	–	–
Gross exposure	4,960	–	4,960	3,182	–	3,182
Allowance for impairment losses			–			–
Total debt securities held at amortised cost			4,960			3,182

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £6 million for the Group and £nil for the Bank; 2017: £96 million for the Group and £nil for the Bank) and not rated (2018: £22 million for the Group and £nil for the Bank; 2017: £14 million for the Group and £nil for the Bank).

Financial assets at fair value through other comprehensive income/available-for-sale financial assets (excluding equity shares)

An analysis of financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) is included in note 19. The credit quality of financial assets at fair value through other comprehensive income (available-for-sale financial assets at 31 December 2017) (excluding equity shares) is set out below:

	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities
Government securities	18,971	–	18,971	34,708	–	34,708
Bank and building society certificates of deposit	–	–	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	–	–	1,156	–	1,156
Other asset-backed securities	–	57	57	235	20	255
	–	57	57	1,391	20	1,411
Corporate and other debt securities	4,934	185	5,119	4,250	365	4,615
Total debt securities	23,905	242	24,147	40,516	385	40,901
Treasury and other bills	221	–	221	–	–	–
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets	24,126	242	24,368	40,516	385	40,901

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £52 million; 2017: £9 million) and not rated (2018: £190 million; 2017: £376 million).

	2018			2017
The Bank	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Debt securities
Government securities	18,831	–	18,831	34,571	–	34,571
Bank and building society certificates of deposit	–	–	–	167	–	167
Asset-backed securities:
Mortgage-backed securities	–	–	–	1,129	–	1,129
Other asset-backed securities	–	5	5	64	1	65
	–	5	5	1,193	1	1,194
Corporate and other debt securities	4,151	–	4,151	3,514	306	3,820
Total debt securities	22,982	5	22,987	39,445	307	39,752
Treasury and other bills	221	–	221	–	–	–
	23,203	5	23,208	39,445	307	39,752
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			2,051
Total financial assets at fair value through other comprehensive income/available-for-sale financial assets			23,208			41,803

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £nil; 2017: £nil) and not rated (2018: £5 million; 2017: £307 million).

Debt securities, treasury and other bills held at fair value through profit or loss

An analysis of financial assets at fair value through profit or loss is included in note 14. The credit quality of debt securities, treasury and other bills held at fair value through profit or loss is set out below.

	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Government securities	2,293	–	2,293	9,836	–	9,836
Asset-backed securities:
Mortgage-backed securities	–	–	–	84	105	189
Other asset-backed securities	20	–	20	95	–	95
	20	–	20	179	105	284
Corporate and other debt securities	22	–	22	468	54	522
Total held as trading assets	2,335	–	2,335	10,483	159	10,642
Other assets mandatorily at fair value through profit or loss
Government securities	–	–	–	928	–	928
Bank and building society certificates of deposit	–	–	–	222	–	222
Corporate and other debt securities	518	–	518	–	210	210
Total debt securities mandatorily at fair value through profit or loss	518	–	518	1,150	210	1,360
Treasury bills and other bills	–	–	–	18	–	18
Total other assets mandatorily at fair value through profit or loss	518	–	518	1,168	210	1,378
	2,853	–	2,853	11,651	369	12,020
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			1,356
Total held at fair value through profit or loss			2,853			13,376

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £nil; 2017: £nil) and not rated (2018: £nil; 2017: £369 million).

Credit risk in respect of trading and other financial assets at fair value through profit or loss here within the Group’s unit-linked funds is borne by the policyholders and credit risk in respect of with-profits funds is largely borne by the policyholders. Consequently, the Group has no significant exposure to credit risk for such assets which back those contract liabilities.

	2018			2017
The Bank	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading assets
Government securities	2,293	–	2,293	9,834	–	9,834
Asset-backed securities:
Mortgage-backed securities	–	–	–	84	105	189
Other asset-backed securities	–	–	–	95	–	95
	–	–	–	179	105	284
Corporate and other debt securities	–	–	–	468	54	522
Total debt securities	2,293	–	2,293	10,481	159	10,640
Treasury bills and other bills	–	–	–	–	–	–
Total held as trading assets	2,293	–	2,293	10,481	159	10,640
Other assets mandatorily at fair value through profit or loss
Government securities	–	–	–	928	–	928
Corporate and other debt securities	518	–	518	–	210	210
Total other assets mandatorily at fair value through profit or loss	518	–	518	928	210	1,138
	2,811	–	2,811	11,409	369	11,778
Due from fellow Lloyds Banking Group undertakings:
Corporate and other debt securities			–			17
Total held at fair value through profit or loss			2,811			11,795

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £nil; 2017: £nil) and not rated (2018: £nil; 2017: £369 million).

Derivative assets

An analysis of derivative assets is given in note 15. The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net credit risk relating to derivative assets of £6,769 million for the Group and £12,025 million for the Bank (2017: £12,968 million for the Group and £17,288 million for the Bank), cash collateral of £1,693 million for the Group and £857 million for the Bank (2017: £5,148 million for the Group and £3,909 million for the Bank) was held and a further £94 million for the Group and £32 million for the Bank (2017: £275 million for the Group and £196 million for the Bank) was due from OECD banks.

	2018			2017
The Group	Investment grade[1] £m	Other[2] £m	Total £m	Investment grade[1] £m	Other[2] £m	Total £m
Trading and other	5,901	1,320	7,221	20,285	1,967	22,252
Hedging	1,467	16	1,483	1,894	6	1,900
	7,368	1,336	8,704	22,179	1,973	24,152
Due from fellow Lloyds Banking Group undertakings			2,589			–
Total derivative financial instruments			11,293			24,152

The Bank
Trading and other	4,563	525	5,088	17,403	714	18,117
Hedging	385	15	400	467	2	469
	4,948	540	5,488	17,870	716	18,586
Due from fellow Lloyds Banking Group undertakings			9,943			8,178
Total derivative financial instruments			15,431			26,764

1	Credit ratings equal to or better than ‘BBB’.

2	Other comprises sub-investment grade (2018: £1,282 million for the Group and £488 million for the Bank; 2017: £1,878 million for the Group and £623 million for the Bank) and not rated (2018: £54 million for the Group and £52 million for the Bank; 2017: £95 million for the Group and £93 million for the Bank).

Financial guarantees and irrevocable loan commitments

Financial guarantees represent undertakings that the Group will meet a customer’s obligation to third parties if the customer fails to do so. Commitments to extend credit represent unused portions of authorisations to extend credit in the form of loans, guarantees or letters of credit. The Group is theoretically exposed to loss in an amount equal to the total guarantees or unused commitments, however, the likely amount of loss is expected to be significantly less; most commitments to extend credit are contingent upon customers maintaining specific credit standards.

D. Collateral held as security for financial assets

The Group holds collateral against loans and advances and irrevocable loan commitments; qualitative and, where appropriate, quantitative information is provided in respect of this collateral below. Collateral held as security for financial assets at fair value through profit or loss and for derivative assets is also shown below.

The Group holds collateral in respect of loans and advances to banks and customers as set out below. The Group does not hold collateral against debt securities, comprising asset-backed securities and corporate and other debt securities, which are classified as financial assets held at amortised cost.

Loans and advances to banks

There were reverse repurchase agreements which are accounted for as collateralised loans within loans and advances to banks with a carrying value of £461 million for the Group and the Bank (2017: £94 million for the Group and the Bank), against which the Group and the Bank held collateral with a fair value of £481 million (2017: £95 million for the Group and the Bank).

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

Loans and advances to customers

Retail lending

Mortgages

An analysis by loan-to-value ratio of the Group’s and the Bank’s residential mortgage lending is provided below. The value of collateral used in determining the loan-to-value ratios has been estimated based upon the last actual valuation, adjusted to take into account subsequent movements in house prices, after making allowances for indexation error and dilapidations.

In some circumstances, where the discounted value of the estimated net proceeds from the liquidation of collateral (i.e. net of costs, expected haircuts and anticipated changes in the value of the collateral to the point of sale) is greater than the estimated exposure at default, no credit losses are expected and no ECL allowance is recognised.

The Group	Stage 1 £m	Stage 2 £m	Stage 3 £m	Purchased or originated credit-impaired £m	Total gross £m
At 31 December 2018
Less than 70 per cent	186,974	10,853	1,058	11,658	210,543
70 per cent to 80 per cent	38,865	1,704	176	1,864	42,609
80 per cent to 90 per cent	26,353	837	90	1,024	28,304
90 per cent to 100 per cent	5,136	154	33	349	5,672
Greater than 100 per cent	469	106	36	496	1,107
Total	257,797	13,654	1,393	15,391	288,235

The Group	Neither past due nor impaired £m	Past due but not impaired £m	Impaired £m	Gross £m
At 31 December 2017
Less than 70 per cent	216,888	4,309	2,444	223,641
70 per cent to 80 per cent	43,045	787	592	44,424
80 per cent to 90 per cent	25,497	500	435	26,432
90 per cent to 100 per cent	7,085	177	244	7,506
Greater than 100 per cent	3,068	161	450	3,679
Total	295,583	5,934	4,165	305,682

The Bank	Stage 1 £m	Stage 2 £m	Stage 3 £m	Total gross £m
At 31 December 2018
Less than 70 per cent	41,695	3,193	485	45,373
70 per cent to 80 per cent	4,668	483	75	5,226
80 per cent to 90 per cent	2,333	247	43	2,623
90 per cent to 100 per cent	527	68	21	616
Greater than 100 per cent	76	57	20	153
Total	49,299	4,048	644	53,991

The Bank	Neither past due nor impaired £m	Past due but not impaired £m	Impaired £m	Gross £m
At 31 December 2017
Less than 70 per cent	47,274	578	351	48,203
70 per cent to 80 per cent	5,640	99	73	5,812
80 per cent to 90 per cent	2,783	56	47	2,886
90 per cent to 100 per cent	663	19	38	720
Greater than 100 per cent	232	10	26	268
Total	56,592	762	535	57,889

Other

The majority of non-mortgage retail lending is unsecured. At 31 December 2018, Stage 3 non-mortgage lending amounted to £631 million, net of an impairment allowance of £366 million (2017: impaired non-mortgage lending amounted to £817 million, net of an impairment allowance of £542 million).

Stage 1 and Stage 2 non-mortgage retail lending amounted to £52,450 million (2017: unimpaired non-mortgage lending amounted to £49,482 million). Lending decisions are predominantly based on an obligor’s ability to repay from normal business operations rather than reliance on the disposal of any security provided. Collateral values are rigorously assessed at the time of loan origination and are thereafter monitored in accordance with business unit credit policy.

The Group credit risk disclosures for unimpaired non-mortgage retail lending report assets gross of collateral and therefore disclose the maximum loss exposure. The Group believes that this approach is appropriate.

Commercial lending

Reverse repurchase transactions

At 31 December 2018 there were reverse repurchase agreements which were accounted for as collateralised loans with a carrying value of £35,879 million for the Group and the Bank (2017: £16,832 million for the Group and the Bank) against which the Group and the Bank held collateral with a fair value of £37,765 million (2017: £17,122 million for the Group and the Bank) all of which the Group was able to repledge. No collateral in the form of cash was provided in respect of reverse repurchase agreements to the Group or the Bank (2017: £nil for the Group and the Bank). These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

Stage 3 secured lending

The value of collateral is re-evaluated and its legal soundness re-assessed if there is observable evidence of distress of the borrower; this evaluation is used to determine potential loss allowances and management’s strategy to try to either repair the business or recover the debt.

At 31 December 2018, Stage 3 secured commercial lending amounted to £658 million, net of an impairment allowance of £215 million (2017: impaired secured commercial lending amounted to £644 million, net of an impairment allowance of £236 million). The fair value of the collateral held in respect of impaired secured commercial lending was £590 million (2017: £797 million) for the Group. In determining the fair value of collateral, no specific amounts have been attributed to the costs of realisation. For the purposes of determining the total collateral held by the Group in respect of impaired secured commercial lending, the value of collateral for each loan has been limited to the principal amount of the outstanding advance in order to eliminate the effects of any over-collateralisation and to provide a clearer representation of the Group’s exposure.

Stage 3 secured commercial lending and associated collateral relates to lending to property companies and to customers in the financial, business and other services; transport, distribution and hotels; and construction industries.

Stage 1 and Stage 2 secured lending

For Stage 1 and Stage 2 secured commercial lending, the Group reports assets gross of collateral and therefore discloses the maximum loss exposure. The Group believes that this approach is appropriate as collateral values at origination and during a period of good performance may not be representative of the value of collateral if the obligor enters a distressed state.

Stage 1 and Stage 2 secured commercial lending is predominantly managed on a cash flow basis. On occasion, it may include an assessment of underlying collateral, although, for Stage 3 lending, this will not always involve assessing it on a fair value basis. No aggregated collateral information for the entire unimpaired secured commercial lending portfolio is provided to key management personnel.

Financial assets at fair value through profit or loss (excluding equity shares)

Included in financial assets at fair value through profit or loss are reverse repurchase agreements treated as collateralised loans with a carrying value of £17,127 million for the Group and the Bank (2017: £31,590 million for the Group and the Bank). Collateral is held with a fair value of £18,910 million for the Group and the Bank (2017: £39,099 million for the Group and the Bank), all of which the Group is able to repledge. At 31 December 2018, £17,121 million for the Group and the Bank had been repledged (2017: £31,281 million for the Group and the Bank).

In addition, securities held as collateral in the form of stock borrowed amounted to £45,025 million for the Group and £16,029 million for the Bank  (2017: £61,469 million for the Group and £17,504 million for the Bank). Of this amount, £43,701 million for the Group and £14,809 million for the Bank (2017: £44,432 million for the Group and £471 million for the Bank) had been resold or repledged as collateral for the Group’s own transactions.

These transactions were generally conducted under terms that are usual and customary for standard secured lending activities.

Derivative assets, after offsetting of amounts under master netting arrangements

The Group reduces exposure to credit risk by using master netting agreements and by obtaining collateral in the form of cash or highly liquid securities. In respect of the net derivative assets after offsetting of amounts under master netting arrangements of £6,769 million for the Group and £12,025 million for the Bank (2017: £12,968 million for the Group and £17,288 million for the Bank), cash collateral of £1,693 million for the Group and £857 million for the Bank (2017: £5,148 million for the Group and £3,909 million for the Bank) was held.

Irrevocable loan commitments and other credit-related contingencies

At 31 December 2018, there were irrevocable loan commitments and other credit-related contingencies of £51,242 million for the Group and £32,912 million for the Bank (2017: £69,057 million for the Group and £50,549 million for the Bank). Collateral is held as security, in the event that lending is drawn down, on £10,661 million for the Group and £698 million for the Bank (2017: £10,314 million for the Group and £20 million for the Bank) of these balances.

Collateral repossessed

During the year, £245 million of collateral was repossessed (2017: £297 million), consisting primarily of residential property. In respect of retail portfolios, the Group does not take physical possession of properties or other assets held as collateral and uses external agents to realise the value as soon as practicable, generally at auction, to settle indebtedness. Any surplus funds are returned to the borrower or are otherwise dealt with in accordance with appropriate insolvency regulations. In certain circumstances the Group takes physical possession of assets held as collateral against commercial lending. In such cases, the assets are carried on the Group’s balance sheet and are classified according to the Group’s accounting policies.

E. Collateral pledged as security

The Group pledges assets primarily for repurchase agreements and securities lending transactions which are generally conducted under terms that are usual and customary for standard securitised borrowing contracts.

Repurchase transactions

Deposits from banks

Included in deposits from banks are balances arising from repurchase transactions of £21,170 million for the Group and £1,193 million for the Bank (2017: £23,175 million for the Group and £3,198 million for the Bank); the fair value of the collateral provided under these agreements at 31 December 2018 was £19,615 million for the Group and £1,188 million for the Bank (2017: £23,082 million for the Group and £3,156 million for the Bank).

Customer deposits

Included in customer deposits are balances arising from repurchase transactions of £1,818 million for the Group and the Bank (2017: £2,638 million for the Group and £2,637 million for the Bank); the fair value of the collateral provided under these agreements at 31 December 2018 was £1,710 million for the Group and the Bank (2017: £2,640 million for the Group and the Bank).

Trading and other financial liabilities at fair value through profit or loss

The fair value of collateral pledged in respect of repurchase transactions, accounted for as secured borrowing, where the secured party is permitted by contract or custom to repledge was £14,148 million for the Group and the Bank (2017: £48,765 million for the Group and the Bank).

Securities lending transactions

The following on balance sheet financial assets have been lent to counterparties under securities lending transactions:

	The Group		The Bank
	2018 £m	2017 £m	2018 £m	2017 £m
Financial assets at fair value through profit or loss	723	1,320	715	1,314
Loans and advances to customers	–	197	–	197
Financial assets at fair value through other comprehensive income (2017: available-for-sale financial assets)	1,025	2,608	731	2,469
	1,748	4,125	1,446	3,980

Securitisations and covered bonds

In addition to the assets detailed above, the Group also holds assets that are encumbered through the Group’s asset-backed conduits and its securitisation and covered bond programmes. Further details of these assets are provided in notes 28 and 43.

(2) Market risk

Interest rate risk

Interest rate risk arises from the different repricing characteristics of the assets and liabilities. Liabilities are either insensitive to interest rate movements, for example interest free or very low interest customer deposits, or are sensitive to interest rate changes but bear rates which may be varied at the Group’s discretion and that for competitive reasons generally reflect changes in the Bank of England’s base rate. The rates on the remaining deposits are contractually fixed for their term to maturity.

Many banking assets are sensitive to interest rate movements; there is a large volume of managed rate assets such as variable rate mortgages which may be considered as a natural offset to the interest rate risk arising from the managed rate liabilities. However, a significant proportion of the Group’s lending assets, for example many personal loans and mortgages, bear interest rates which are contractually fixed.

The Group’s risk management policy is to optimise reward whilst managing its market risk exposures within the risk appetite defined by the Board. The largest residual risk exposure arises from balances that are deemed to be insensitive to changes in market rates (including current accounts, a portion of variable rate deposits and investable equity), and is managed through the Group’s structural hedge. The structural hedge consists of longer-term fixed rate assets or interest rate swaps and the amount and duration of the hedging activity is reviewed regularly by the Lloyds Banking Group Asset and Liability Committee.

The Group and the Bank establish hedge accounting relationships for interest rate risk using cash flow hedges and fair value hedges. The Group and the Bank are exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not suitable hedge items to be documented into accounting hedge relationships. The Group and the Bank are exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt, and to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The Group and the Bank apply netting between similar risks before applying hedge accounting.

Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.

At 31 December 2018 the aggregate notional principal of interest rate swaps designated as fair value hedges was £150,971 million (2017: £114,045 million) for the Group and £153,223 million (2017: £120,076 million) for the Bank with a net fair value asset of £760 million (2017: asset of £507 million) for the Group and a net fair value liability of £871 million (2017: liability of £1,296 million) for the Bank (note 15). There were gains recognised on the hedging instruments of £125 million (2017: £450 million) for the Group and gains of £262 million (2017: gains of £335 million) for the Bank. There were losses on the hedged items attributable to the hedged risk of £77 million (2017: £514 million) for the Group and losses of £320 million (2017: £308 million) for the Bank. The gains and losses relating to the fair value hedges are recorded in net trading income.

In addition the Group has cash flow hedges which are primarily used to hedge the variability in the cost of funding within the commercial business. Note 15 shows when the hedged cash flows are expected to occur and when they will affect income for the designated cash flow hedges. The notional principal of the interest rate swaps designated as cash flow hedges at 31 December 2018 was £556,945 million (2017: £549,099 million) for the Group and £146,018 million (2017: £127,228 million) for the Bank with a net fair value liability of £486 million (2017: liability of £458 million) for the Group and a net fair value asset of £nil (2017: asset of £10 million) for the Bank (note 15). In 2018, ineffectiveness recognised in the income statement that arises from cash flow hedges was a loss of £25 million (2017: losses of £21 million) for the Group and a loss of £21 million (2017: gains of £66 million) for the Bank.

Currency risk

The corporate and retail businesses incur foreign exchange risk in the course of providing services to their customers. All non-structural foreign exchange exposures in the non-trading book are transferred to the trading area where they are monitored and controlled. These risks reside in the authorised trading centres who are allocated exposure limits. The limits are monitored daily by the local centres and reported to the central market and liquidity risk function in London. The Group also manages foreign currency risk via cash flow hedge accounting, utilising currency swaps.

Risk arises from the Group’s investments in its overseas operations. The Group’s structural foreign currency exposure is represented by the net asset value of the foreign currency equity and subordinated debt investments in its subsidiaries and branches. Gains or losses on structural foreign currency exposures are taken to reserves.

The Group ceased all hedging of the currency translation risk of the net investment in foreign operations on 1 January 2018. At 31 December 2017 the Group used foreign currency borrowings with an aggregate principal of £41 million to hedge currency translation risk. In 2017, an ineffectiveness loss of £11 million before tax and £8 million after tax was recognised in the income statement arising from net investment hedges.

The Group’s main overseas operations are in the Americas and Europe. Details of the Group’s structural foreign currency exposures, after net investment hedges, are as follows:

Functional currency of Group operations

The Group	Euro £m	US Dollar £m	Other non- sterling £m
31 December 2018
Gross exposure	112	–	–
Net investment hedges	–	–	–
Total structural foreign currency exposures, after net investment hedges	112	–	–
31 December 2017
Gross exposure	73	374	32
Net investment hedges	(41)	–	–
Total structural foreign currency exposures, after net investment hedges	32	374	32

The Bank	Euro £m	US Dollar £m	Other non- sterling £m
31 December 2018
Gross exposure	6	–	–
Net investment hedges	–	–	–
Total structural foreign currency exposures, after net investment hedges	6	–	–
31 December 2017
Gross exposure	6	53	–
Net investment hedges	–	–	–
Total structural foreign currency exposures, after net investment hedges	6	53	–

(3) Liquidity risk

Liquidity risk is defined as the risk that the Group has insufficient financial resources to meet its commitments as they fall due, or can only secure them at excessive cost. Liquidity risk is managed through a series of measures, tests and reports that are primarily based on contractual maturity. The Group carries out monthly stress testing of its liquidity position against a range of scenarios, including those prescribed by the PRA. The Group’s liquidity risk appetite is also calibrated against a number of stressed liquidity metrics.

The tables below analyse financial instrument liabilities of the Group and the Bank, excluding those arising from insurance and participating investment contracts, on an undiscounted future cash flow basis according to contractual maturity, into relevant maturity groupings based on the remaining period at the balance sheet date; balances with no fixed maturity are included in the over 5 years category. Certain balances, included in the table below on the basis of their residual maturity, are repayable on demand upon payment of a penalty.

The Group	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	1,938	2,401	865	20,302	1,362	26,868
Customer deposits	361,233	7,298	12,066	9,825	1,554	391,976
Financial liabilities at fair value through profit or loss	3,807	6,165	5,389	931	10,771	27,063
Debt securities in issue	4,714	5,580	19,741	35,123	12,677	77,835
Subordinated liabilities	236	1,164	953	6,871	10,444	19,668
Total non-derivative financial liabilities	371,928	22,608	39,014	73,052	36,808	543,410

Derivative financial liabilities:
Gross settled derivatives – outflows	1,161	1,704	6,503	21,645	13,207	44,220
Gross settled derivatives – inflows	(924)	(1,528)	(6,185)	(20,173)	(11,450)	(40,260)
Gross settled derivatives – net flows	237	176	318	1,472	1,757	3,960
Net settled derivative liabilities	5,778	(9)	39	285	576	6,669
Total derivative financial liabilities	6,015	167	357	1,757	2,333	10,629

The Group	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Deposits from banks	1,873	3,544	2,096	21,498	387	29,398
Customer deposits	367,104	18,854	21,308	11,170	2,375	420,811
Financial liabilities at fair value through profit or loss	21,286	14,424	6,499	4,251	13,041	59,501
Debt securities in issue	3,407	6,341	12,378	31,642	16,833	70,601
Subordinated liabilities	265	490	3,095	7,131	10,965	21,946
Total non-derivative financial liabilities	393,935	43,653	45,376	75,692	43,601	602,257

Derivative financial liabilities:
Gross settled derivatives – outflows	23,850	31,974	24,923	43,425	30,473	154,645
Gross settled derivatives – inflows	(23,028)	(30,972)	(23,886)	(43,506)	(31,932)	(153,324)
Gross settled derivatives – net flows	822	1,002	1,037	(81)	(1,459)	1,321
Net settled derivative liabilities	17,414	9	142	452	992	19,009
Total derivative financial liabilities	18,236	1,011	1,179	371	(467)	20,330

The principal amount for undated subordinated liabilities with no redemption option is included within the over 5 years column; interest of approximately £27 million (2017: £23 million) per annum for the Group and £19 million (2017: £17 million) for the Bank which is payable in respect of those instruments for as long as they remain in issue is not included beyond 5 years.

The Bank	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2018
Deposits from banks	1,860	1,472	701	112	1,362	5,507
Customer deposits	219,209	4,845	3,956	693	810	229,513
Financial liabilities at fair value through profit or loss	3,839	6,216	5,434	887	10,754	27,130
Debt securities in issue	4,181	4,083	16,637	25,590	11,813	62,304
Subordinated liabilities	190	416	487	5,706	5,992	12,791
Total non-derivative financial liabilities	229,279	17,032	27,215	32,988	30,731	337,245

Derivative financial liabilities:
Gross settled derivatives – outflows	1,083	1,630	6,364	18,279	11,908	39,264
Gross settled derivatives – inflows	(884)	(1,466)	(6,054)	(16,992)	(10,296)	(35,692)
Gross settled derivatives – net flows	199	164	310	1,287	1,612	3,572
Net settled derivative liabilities	4,302	(18)	6	152	351	4,793
Total derivative financial liabilities	4,501	146	316	1,439	1,963	8,365

The Bank	Up to 1 month £m	1-3 months £m	3-12 months £m	1-5 years £m	Over 5 years £m	Total £m
At 31 December 2017
Deposits from banks	1,685	2,319	2,002	1,243	383	7,632
Customer deposits	211,268	13,766	8,494	1,140	1,654	236,322
Trading and other financial liabilities at fair value through profit or loss	21,365	14,478	6,523	4,217	13,089	59,672
Debt securities in issue	2,718	3,598	11,874	22,539	14,678	55,407
Subordinated liabilities	266	258	462	5,522	6,512	13,020
Total non-derivative financial liabilities	237,302	34,419	29,355	34,661	36,316	372,053

Derivative financial liabilities:
Gross settled derivatives – outflows	23,756	31,750	24,690	40,258	26,933	147,387
Gross settled derivatives – inflows	(22,985)	(30,784)	(23,655)	(40,222)	(28,244)	(145,890)
Gross settled derivatives – net flows	771	966	1,035	36	(1,311)	1,497
Net settled derivative liabilities	15,430	(4)	101	288	812	16,627
Total derivative financial liabilities	16,201	962	1,136	324	(499)	18,124

The following tables set out the amounts and residual maturities of off balance sheet contingent liabilities and commitments.

The Group	Within 1 year £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
31 December 2018
Acceptances and endorsements	32	–	–	–	32
Other contingent liabilities	1,324	551	133	747	2,755
Total contingent liabilities	1,356	551	133	747	2,787
Lending commitments and guarantees	89,567	12,445	11,554	4,215	117,781
Other commitments	524	20	13	176	733
Total commitments and guarantees	90,091	12,465	11,567	4,391	118,514
Total contingents and commitments	91,447	13,016	11,700	5,138	121,301
31 December 2017
Acceptances and endorsements	67	4	–	–	71
Other contingent liabilities	1,607	506	271	656	3,040
Total contingent liabilities	1,674	510	271	656	3,111
Lending commitments and guarantees	96,128	17,947	16,577	4,503	135,155
Other commitments	57	46	71	210	384
Total commitments and guarantees	96,185	17,993	16,648	4,713	135,539
Total contingents and commitments	97,859	18,503	16,919	5,369	138,650

The Bank	Within 1 year £m	1-3 years £m	3-5 years £m	Over 5 years £m	Total £m
31 December 2018
Acceptances and endorsements	31	–	–	–	31
Other contingent liabilities	1,239	465	133	624	2,461
Total contingent liabilities	1,270	465	133	624	2,492
Lending commitments and guarantees	32,769	10,548	10,828	3,068	57,213
Other commitments	522	20	13	129	684
Total commitments and guarantees	33,291	10,568	10,841	3,197	57,897
Total contingents and commitments	34,561	11,033	10,974	3,821	60,389
31 December 2017
Acceptances and endorsements	66	4	–	–	70
Other contingent liabilities	1,538	505	206	640	2,889
Total contingent liabilities	1,604	509	206	640	2,959
Lending commitments and guarantees	38,748	16,676	15,952	3,262	74,638
Other commitments	57	46	71	179	353
Total commitments and guarantees	38,805	16,722	16,023	3,441	74,991
Total contingents and commitments	40,409	17,231	16,229	4,081	77,950